Vessels - Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel
Property, plant and equipment [abstract]
Write-off of deposits on scrubbers | $	$ 0	$ 10,508	$ 0
Number of vessels in agreement to sell | vessel			18